                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4007
                             Smith Barney Trust II-
                 Smith Barney Diversified Large Cap Growth Fund
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                      Date of fiscal year end: October 31
                   Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

SMITH BARNEY
DIVERSIFIED LARGE CAP GROWTH FUND

ANNUAL REPORT | OCTOBER 31, 2003

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Annual Report • October 31, 2003

SMITH BARNEY DIVERSIFIED
LARGE CAP GROWTH FUND

What’s Inside

Letter From the Chairman	1

Manager Overview	2

Fund Performance	4

Historical Performance	5

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	16

Report of Independent Auditors	19

Tax Information	20

Additional Information	21

BRIAN ROUTLEDGE, CFA
PORTFOLIO MANAGER

BRIAN ROUTLEDGE

Brian Routledge has 16 years of securities business experience and leads a team of equity managers in the day-to-day management of the fund.

Mr. Routledge holds a BS in Finance with high honors from St. John’s University.

FUND OBJECTIVE

The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. Under normal market conditions, the fund invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations within the top 1000 stocks of the equity market are considered large cap issuers.

FUND FACTS

FUND INCEPTION

October 19, 1990

MANAGER INVESTMENT
INDUSTRY EXPERIENCE

16 Years

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

We are pleased to present the annual report for Smith Barney Diversified Large Cap Growth Fund. After a torturous three-year bear market, the U.S. stock market has rallied strongly so far in 2003 as geopolitical uncertainties eased and investors began to look forward to better economic times.The recent performance of the U.S. economy has supported an improvement in investor sentiment and corporate earnings.

If you have any questions about recent economic events or investing in a recovering economy, we urge you to talk with your financial adviser. As always, we thank you for entrusting your assets to us, and we look forward to helping you continue to meet your financial goals. Please read on to learn more about your fund’s performance and the Manager’s strategy.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 13, 2003

1 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

M A N A G E R   O V E R V I E W

Performance Review

For the twelve months ended October 31, 2003, Class A shares of the Smith Barney Diversified Large Cap Growth Fund, excluding sales charges, returned 15.74%.These shares underperformed the fund’s unmanaged benchmark, the S&P Barra Growth Index (“Barra Growth Index”),i which returned 17.10% for the same period.They also underperformed the average of the fund’s Lipper peer group of large-cap growth funds, which returned 19.06% for the same period.1 We attribute this underperformance mainly to the fund’s focus on larger, higher-quality companies at a time in which smaller, lower-quality stocks led the market’s advance. However, the fund ranked in the first quartile of funds in its Lipper large cap growth fund peer group based on its total return over the three-year period ending October 31, 2003.2

Market Overview

The fund’s fiscal year was a time of heightened market volatility.The economic environment at the start of the period was dominated by geopolitical tension, corporate scandals, declining consumer confidence and concerns regarding the general strength of the global economy.The months leading up to the war in Iraq were times of apprehension and cautiousness. Businesses and consumers alike chose to slow their spending due to war-related uncertainty. Consequently, the U.S. economy and the stock market in general remained weak through the first quarter of 2003.

However, when the U.S.-led coalition entered Iraq in late March and investors turned their attention to a pending stabilization in the outlook for corporate earnings, the

PERFORMANCE SNAPSHOT
AS OF OCTOBER 31, 2003
(excluding sales charges)

	6 Months	12 Months

Class A Shares	11.81%	15.74%

S&P Barra
Growth Index	12.88%	17.10%

Lipper average of
large cap growth funds	15.53%	19.06%

All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other share classes will vary.

The S&P Barra Growth Index is a market-capitalization weighted index of stocks in the S&P 500 having higher price-to-book ratios relative to the S&P 500 as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) An investor cannot invest directly in an index.

Lipper Inc. is a major independent mutual fund tracking organization. Returns are based on the 6- and 12-month periods ended October 31, 2003, calculated among 648 and 613 funds in the Lipper large cap growth fund category with reinvestment of dividends and capital gains excluding sales charges.

U.S. stock market rebounded. Unlike previous rallies over the past three years, this one proved sustainable, and stock prices generally rose through the end of the fund’s fiscal year in October.

[1]	Lipper Inc. is a major independent mutual fund tracking organization. Returns are based on the 12-month period ended October 31, 2003, calculated among 613 funds in the Lippe rlarge cap growth fund category with reinvestment of dividends and capital gains excluding sales charges.

[2]	Past performance is not indicative of future results. Lipper Inc. is a major independent mutual-fund tracking organization. Rankings in the Lipper peer group category are based on average annual total returns assuming reinvestment of dividends and capital gains, as of October 31, 2003. Each fund is ranked within a universe of funds similar in portfolio characteristics and capitalizations, as defined by Lipper, Inc. Rankings are based on performance that does not include sales charges. Results would have been less favorable had sales charges been included. The fund’s Class A shares were ranked 439 out of 613, 100 out of 487, 202 out of 319 and 42 out of 87 for the 1-, 3-, 5- and 10-year periods ended October 31, 2003, respectively. Results for other classes will vary.

2 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

During the period, growth stocks, as measured by the Barra Growth Index, continued to underperform value stocks, as measured by the S&P Barra Value Index.ii This performance discrepancy has been in place since the start of the bear market in 2000 and appears to be the result of persistent economic weakness, which created substantial profit pressures for U.S. growth companies.

Fund Overview

Over the past year, our disciplined investment process —which is rooted in rigorous quantitative and fundamental analysis — continued to help us identify stocks with long histories of strong, relatively predictable sales and earnings growth rates.This process led to construction of a portfolio containing stocks of what we consider high-quality companies with sustainable competitive advantages and strategies.

However, as signs of a stronger economy emerged and investors’ appetite for risk increased, lower-quality stocks, some with no earnings, outperformed the broader market, causing returns from the fund’s higher-quality investments to trail the averages. In addition, the fund’s performance was aided by its overweight position in the technology sector and its underweight position in consumer staples stocks, although gains were offset by negative contributions from the fund’s overweight positions in the financials and healthcare sectors. Stocks contributing positively to the fund’s performance included

Network Appliance Inc., Linear Technologies Corp., Intel Corp. and Altria Group, Inc. Detractors to the fund’s relative performance included overweighted positions in Cardinal Health Inc. and Freddie Mac.

The fund’s returns also were hurt by its lack of exposure to Internet-related stocks, such as eBay and Yahoo!, which have both experienced marked price appreciation over the past year.

The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations.The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Thank you for your investment in the Smith Barney Diversified Large Cap Growth Fund and for your continued confidence in our investment approach.

Sincerely,

Brian Routledge, CFA
Portfolio Manager

November 13, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 6 through 8 for a list and percentage breakdown of the fund’s holdings.The fund’s top 10 holdings as of October 31, 2003 were: Microsoft Corp. (5.90%), General Electric Co. (5.82%), Pfizer Inc. (5.61%), Intel Corp. (4.91%), Wal-Mart Stores Inc. (4.88%),Johnson & Johnson (3.77%), The Proctor & Gamble Co. (3.33%), International Business Machines Corp. (3.25%), Cisco Systems Inc. (3.18%), The Home Depot, Inc. (2.81%).
[i]	The S&P Barra Growth Index is a market-capitalization weighted index of stocks in the S&P 500 having higher price-to-book ratios relative to the S&P 500 as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) An investor cannot invest directly in an index.
ii	The S&P Barra Value Index is a market-capitalization weighted index of stocks in the S&P 500 having lower price-to-book ratios relative to the S&P 500 as a whole. (A price-to-bookratio is the price of a stock compared to the difference between a company’s assets and liabilities.) An investor cannot invest directly in an index.

3 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Average Annual Total Returns† (unaudited)

	Without Sales Charges(1)

	Class A	Class B	Class L

Twelve Months Ended 10/31/03	15.74%	14.87%	14.88%

Five Years Ended 10/31/03	(2.57)%	—	—

Ten Years Ended 10/31/03	7.21%	—	—

Inception†† through 10/31/03	9.53%	(6.13)%	(12.75)%

	With Sales Charges(2)

	Class A	Class B	Class L

Twelve Months Ended 10/31/03	9.95%	9.87%	12.73%

Five Years Ended 10/31/03	(3.56)%	—	—

Ten Years Ended 10/31/03	6.66%	—	—

Inception†† through 10/31/03	9.10%	(6.29)%	(13.03)%

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and L shares.

(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charges of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the one year of purchase payment.

†
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

††	Inception dates for Class A, B and L shares are October 19,1990, January 4, 1999 and September 22, 2000, respectively.

4 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Historical Performance (unaudited)

Value of $10,000 Invested in Class A Shares of the Smith Barney Diversified Large Cap Growth Fund vs. Benchmarks

October 1993 — October 2003

The graph includes the maximum initial sales charge on the Fund’s Class A shares (no comparable charge exists for the index) and assumes all dividends and distributions from the Fund are reinvested at net asset value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund’s share price and investment return will fluctuate so that the value of an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures “with sales charge” are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund’s returns would have been lower. The maximum sales charge of 5.00% for the Fund’s Class A shares went into effect on January 4, 1999. Investors may not invest directly in an index. The performance of the Fund’s other classes may be greater or less than the performance of Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

5 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Schedule of Investments		October 31, 2003

SHARES	SECURITY	VALUE

COMMON STOCKS — 98.6%
Air Freight & Couriers — 0.2%
12,500	Expeditors International Inc.	$469,250

Banks — 2.7%
54,750	Fifth Third Bancorp	3,173,310
11,000	First Tennesse National Corp.	498,960
39,360	Wells Fargo & Co.	2,216,755

		5,889,025

Beverages — 6.3%
66,360	Anheuser-Busch Cos., Inc.	3,268,894
114,431	The Coca Cola Co.	5,309,598
101,014	PepsiCo Inc.	4,830,489

		13,408,981

Biotechnology — 2.7%
92,975	Amgen Inc.*	5,742,136

Commercial Services & Supplies— 1.8%
29,100	Automatic Data Processing Inc.	1,098,234
38,600	The Bisys Group, Inc.*	551,980
13,540	CDW Computer Centers, Inc.*	813,077
15,000	Cintas Corp.	639,900
16,542	Paychex Inc.	643,815

		3,747,006

Communications Equipment — 3.2%
325,069	Cisco Systems Inc.*	6,819,948

Computers & Peripherals — 6.4%
133,286	Dell Computer Corp.*	4,814,290
77,723	International Business Machines Corp.	6,954,654
77,210	Network Appliance Inc.*	1,905,543

		13,674,487

Diversified Financials — 6.3%
98,150	American Express Co.	4,606,180
49,554	Fannie Mae	3,552,526
19,893	Freddie Mac	1,116,594
43,221	MBNA Corp.	1,069,720
59,750	State Street Corp.	3,128,510

		13,473,530

Food & Drug Retailing — 2.1%
54,300	SYSCO Corp.	1,827,738
79,328	Walgreen Co.	2,762,201

		4,589,939

Health Care Providers & Services— 3.6%
25,250	Amerisourcebergen Corp.	1,433,443
39,250	Cardinal Health Inc.	2,329,095
53,440	Health Management Associates, Class A shares*	1,183,696
17,200	UnitedHealth Group Inc.	875,136
21,340	Wellpoint Health Networks Inc.*	1,897,126

		7,718,496

See Notes to Financial Statements.

6 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Schedule of Investments (continued)		October 31, 2003

SHARES	SECURITY	VALUE

Healthcare Equipment & Supplies— 3.4%
56,700	Biomet, Inc.	$2,033,262
103,433	Medtronic Inc.	4,713,442
9,400	St. Jude Medical, Inc.*	546,704

		7,293,408

Household Products — 3.3%
72,480	The Proctor & Gamble Co.	7,124,059

Industrial Conglomerates — 7.3%
40,000	3M Co.	3,154,800
430,002	General Electric Co.	12,474,358

		15,629,158

Machinery — 1.0%
26,000	Danaher Corp.	2,154,100

Media — 1.5%
47,600	McGraw-Hill Cos., Inc.	3,186,820

Multiline Retail — 5.4%
10,000	Dollar Tree Stores Inc.*	381,800
13,980	Kohl’s Corp.*	783,859
177,189	Wal-Mart Stores Inc.	10,445,291

		11,610,950

Personal Products — 0.2%
7,620	Alberto-Culver Co., Class B shares	483,108

Pharmaceuticals — 17.1%
95,681	Abbott Laboratories	4,077,924
33,657	Eli Lilly & Co.	2,242,229
28,300	Forest Laboratories, Inc.*	1,415,283
160,574	Johnson & Johnson	8,081,689
92,727	Merck & Co, Inc.	4,103,170
380,067	Pfizer Inc.	12,010,117
106,400	Wyeth	4,696,496

		36,626,908

Semiconductor Equipment & Products — 6.9%
318,388	Intel Corp.	10,522,723
58,500	Linear Technologies Corp.	2,492,685
37,600	Maxim Integrated Products, Inc.*	1,869,096

		14,884,504

Software — 8.0%
483,294	Microsoft Corp.*	12,638,138
380,096	Oracle Corp.*	4,545,948

		17,184,086

See Notes to Financial Statements.

7 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Schedule of Investments (continued)		October 31, 2003

SHARES	SECURITY	VALUE

Specialty Retail — 5.7%
17,000	Abercrombie & Fitch Co., Class A shares*	$484,500
14,511	Bed Bath & Beyond Inc.*	612,945
162,427	Home Depot	6,021,169
38,100	Lowe’s Co., Inc.	2,245,233
8,500	Ross Stores Inc.	425,085
115,200	TJX Companies Inc.	2,418,048

		12,206,980

Textiles & Apparel — 1.5%
53,300	Jones Apparel Group Inc.	1,838,850
35,400	Liz Claiborne, Inc.	1,305,906

		3,144,756

Tobacco — 2.0%
91,550	Altria Group, Inc.	4,257,075

	TOTAL COMMON STOCKS
	(Identified Cost — $219,595,203)	211,318,710

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 1.4%
$3,065,000	UBS Warburg Repurchase Agreement,
	1.04% due 11/3/03 proceeds at maturity $3,065,266
	(Fully Collateralized by Fannie Mae, 1.75% due 06/16/06
	Valued at $3,126,286); (Identified Cost — $3,065,000)	3,065,000

	TOTAL INVESTMENTS — 100%
	(Identified Cost — $222,660,203**)	$214,383,710

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $219,191,306.

See Notes to Financial Statements.

8 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Statement of Assets and Liabilities	October 31, 2003

ASSETS:
Investment at value (Note 1A) (Identified Cost, $222,660,203)	$214,383,710
Cash	278
Dividend and interest receivable	171,445
Receivable for fund shares sold	41,269

Total Assets	214,596,702

LIABILITIES:
Management fees payable (Note 2)	96,759
Payable for shares of beneficial interest repurchased	75,147
Distribution/Service fees payable (Note 3)	52,859
Accrued expenses and other liabilities	140,712

Total Liabilities	365,477

Net Assets	$214,231,225

NET ASSETS CONSIST OF:
Paid-in capital	$266,937,735
Undistributed net investment income	484,610
Accumulated net realized loss from investment transactions	(44,914,627)
Net unrealized depreciation of investments	(8,276,493)

Total	$214,231,225

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($202,355,595/14,841,946 shares outstanding)	$13.63
Offering Price per share ($13.63 ÷ 0.95)	$14.35	*

Class B Shares:
Net Asset Value per share and offering price ($11,238,618/856,013 shares outstanding)	$13.13	**

Class L Shares:
Net Asset Value per share ($637,012/46,355 shares outstanding)	$13.74	**
Offering Price per share ($13.74 ÷ 0.99)	$13.88

* Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

9 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Statement of Operations	For the Year Ended October 31, 2003

INVESTMENT INCOME:
Dividend income	$2,620,515
Interest income	49,867

Total Investment Income	2,670,382

EXPENSES:
Management fees (Note 2)	1,803,410
Distribution/Service fees (Note 3)	582,980
Transfer agent fees	152,363
Custody and fund accounting fees	73,268
Shareholder reports	54,651
Blue sky fees	44,342
Audit fees	43,250
Legal fees	40,250
Trustees’ fees	5,222
Other	8,714

Total Expenses	2,808,450
Less: Aggregate amount waived by the Manager (Note 2)	(622,744)

Net Expenses	2,185,706

Net Investment Income	484,676

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions	(7,283,155)
Net increase in unrealized appreciation on investments	36,361,904

Net Realized and Unrealized Gain (Loss) From Investments	29,078,749

Net Increase in Net Assets Resulting From Operations	$29,563,425

See Notes to Financial Statements.

10 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Statements of Changes in Net Assets	For the Years Ended October 31

	2003	2002

OPERATIONS:
Net investment income	$484,676	$52,973
Net realized loss from investment transactions	(7,283,155)	(30,376,137)
Net unrealized appreciation (depreciation) of investments	36,361,904	(13,941,775)

Net Increase (Decrease) in Net Assets Resulting From Operations	29,563,425	(44,264,939)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A	(53,039)	—
Net investment income Class B	—	—
Net investment income Class L	—	—

Decrease in Net Assets From Distributions to Shareholders	(53,039)	—

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Class A
Net proceeds from sale of shares	4,602,826	2,818,237
Net asset value of shares issued to shareholders from reinvestment of distributions	52,325	—
Cost of shares repurchased	(18,831,449)	(34,441,458)

Total Class A	(14,176,298)	(31,623,221)

Class B
Net proceeds from sale of shares	693,070	924,709
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(1,259,291)	(2,576,833)

Total Class B	(566,221)	(1,652,124)

Class L
Net proceeds from sale of shares	217,570	531,533
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(196,066)	(102,172)

Total Class L	21,504	429,361

Net Decrease in Net Assets From Transactions in Shares
of Beneficial Interest	(14,721,015)	(32,845,984)

Net Increase (Decrease) in Net Assets	14,789,371	(77,110,923)

NET ASSETS:
Beginning of year	199,441,854	276,552,777

End of year†	$214,231,225	$199,441,854

† Includes undistributed net investment income of:	$484,610	$52,973

See Notes to Financial Statements.

11 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Notes to Financial Statements

1. Significant Accounting Policies

Smith Barney Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust.The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.The investment manager of the Fund is Smith Barney Fund Management LLC (the “Manager”). Citigroup Global Markets Inc. (“CGM”) serves as the Fund’s distributor (the “Distributor”), and continues to sell Fund shares to the public as a member of the selling group. Smith Barney Fund Management LLC and CGM are subsidiaries of Citigroup.

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended October 31, 2003, the Fund paid transfer agent fees of $225,363 to CTB.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge.This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge that is lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class L shares. For the year ended October 31, 2003, the Fund has been informed that the distributor retained front-end net commissions paid by investors of $27,000 and $1,000 from sales of Class A and Class L shares, respectively and $12,000 and $1,000 in deferred sales charges from redemptions of Class B and Class L shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System, for which market quotations are available, are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

12 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Notes to Financial Statements (continued)

B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions.Accordingly, no provision for federal income or excise tax is necessary.At October 31, 2003 the Fund for federal income tax purposes had a loss carryover of $48,384,000 of which $15,234,000 will expire in October 2009, $26,819,000 will expire in October 2010, and $6,331,000 will expire in October 2011.

D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund were charged to that fund.

E. Distributions Distributions to shareholders are recorded on the ex-dividend date.The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

F. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreements.The Fund requires continued maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund.The Manager or an affiliate also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly.The management fee is computed at the annual rate of 0.90% of the Funds’ average daily net assets.The management fee amounted to $1,803,410, of which $622,744 was voluntarily waived for the year ended October 31, 2003.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. Distribution/Service Fees

The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund.The Service fees for Class A shares amounted to $473,603 for the year ended October 31, 2003. Under the Class B and Class L Service Plans, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and Class L shares of the Fund, respectively.The Service fees for Class B and Class L shares amounted to $103,484 and $5,893, respectively, for the year ended October 31, 2003.These fees

13 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Notes to Financial Statements (continued)

may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders.The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $39,518,526 and $57,171,577, respectively, for the year ended October 31, 2003. Brokerage commissions paid to Citigroup Global Markets, Inc. amounted to $3,599.

5. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2003, as computed on a federal income tax basis, are as follows:

Gross unrealized appreciation	$19,456,397
Gross unrealized depreciation	(24,263,993)

Net unrealized depreciation	$(4,807,596)

6. Income Tax Information and Distributions to Shareholders
At October 31, 2003 the tax basis components of distributable earnings were:

Undistributed ordinary income	$484,610

Accumulated capital losses	$(48,383,523)

Unrealized depreciation	$(4,807,596)

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the allocation of tax basis from prior reorganizations.

The tax character of distributions paid during the year ended October 31, 2003 was:

Ordinary income	$53,039

7. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Transactions in shares of beneficial interest were as follows:

	Year Ended October 31,

	2003	2002

Class A
Shares sold	378,927	207,980
Shares issued to shareholders from reinvestment of distributions	4,570	—
Shares repurchased	(1,543,444)	(2,575,287)

Net Decrease	(1,159,947)	(2,367,307)

Class B
Shares sold	57,266	69,838
Shares issued to shareholders from reinvestment of distributions	—	—
Shares repurchased	(108,368)	(202,523)

Net Decrease	(51,102)	(132,685)

14 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Notes to Financial Statements (continued)

	Year Ended October 31,

	2003	2002

Class L
Shares sold	17,448	38,576
Shares issued to shareholders from reinvestment of distributions	—	—
Shares repurchased	(15,953)	(7,680)

Net Increase	1,495	30,896

8.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expense of the Plan for the year ended October 31, 2003 and the related liability at October 31, 2003 were not material.

9. Subsequent Event

The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999.As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM subcontracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the subcontractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S.Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

15 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Financial Highlights

For a share of each class of Capital Stock:

	Year Ended October 31,

Class A Shares	2003	2002	2001		2000		1999

Net Asset Value, Beginning of Year	$11.78	$14.26	$21.91		$24.42		$21.47

Income From Operations:
Net investment income (loss)	0.035 †	0.009	(0.021)		(0.084)		(0.079	)†
Net realized and unrealized gain (loss)	1.818	(2.489)	(5.851)		1.021		4.944

Total From Operations	1.853	(2.480)	(5.872)		0.937		4.865

Less Distributions From:
Net investment income	(0.003)	—	—		—		—
Net realized gain	—	—	(1.778)		(3.447)		(1.915)

Total Distributions	(0.003)	—	(1.778)		(3.447)		(1.915)

Net Asset Value, End of Year	$13.63	$11.78	$14.26		$21.91		$24.42

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$202,356	$188,539	$261,864		$421,307		$513,883
Ratio of expenses to average net assets	1.05%	1.05%	1.05	%(a)	1.05	%(a)	1.05	%(a)
Ratio of net investment income (loss)
to average net assets	0.28%	0.06%	(0.12)%		(0.33)%		(0.34)%

Total Return	15.74%	(17.39)%	(28.00)%		3.20%		23.60%

Portfolio Turnover Rate	20%	29%	29%		80%		108%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share	$(0.003)†	$(0.035)	$(0.062)		$(0.143)		$(0.131	)†
Ratios:
Expenses to average net assets	1.36%	1.35%	1.29	%(a)	1.29	%(a)	1.27	%(a)
Net investment loss to average net assets	(0.03)%	(0.24)%	(0.36)%		(0.57)%		(0.56)%

†		The per share amounts were computed using a monthly average number of shares outstanding during the year.
(a)		Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

See Notes to Financial Statements.

16 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:

							January 4, 1999
	Year Ended October 31,						(Commencement
							of Operations) to
Class B Shares	2003	2002	2001		2000		October 31, 1999

Net Asset Value, Beginning of Year	$11.43	$13.93	$21.61		$24.28		$22.73

Income From Operations:
Net investment loss	(0.055)†	(0.100)	(0.150)		(0.248)		(0.206	)†
Net realized and unrealized gain (loss)	1.755	(2.400)	(5.752)		1.025		1.756

Total From Operations	1.700	(2.500)	(5.902)		0.777		1.550

Less Distributions From:
Net investment income	—	—	—		—		—
Net realized gain	—	—	(1.778)		(3.447)		—

Total Distributions	—	—	(1.778)		(3.447)		—

Net Asset Value, End of Year	$13.13	$11.43	$13.93		$21.61		$24.28

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$11,239	$10,366	$14,485		$24,194		$28,275
Ratio of expenses to average net assets	1.80%	1.80%	1.80%(a)		1.80	%(a)	1.80	%(a)*
Ratio of net investment loss to average net assets	(0.47)%	(0.69)%	(0.87)%		(1.08)%		(1.13	)%*

Total Return	14.87%	(17.95)%	(28.58)%		2.47%		6.82	%**

Portfolio Turnover Rate	20%	29%	29%		80%		108%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share	$(0.092)†	$(0.143)	$(0.191)		$(0.307)		$(0.258	)†
Ratios:
Expenses to average net assets	2.11%	2.10%	2.04	%(a)	2.04	%(a)	2.02	%(a)*
Net investment loss to average net assets	(0.78)%	(0.99)%	(1.11)%		(1.32)%		(1.35	)%*

* Annualized.
** Not Annualized.
†	The per share amounts were computed using a monthly average number of shares outstanding during the year.
(a)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

See Notes to Financial Statements.

17 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:

					September 22, 2000
	Year Ended October 31,				(Commencement
					of Operations) to
Class L Shares	2003	2002	2001		October 31, 2000

Net Asset Value, Beginning of Year	$11.96	$14.58	$22.51		$23.16

Income From Operations:
Net investment loss	(0.057)†	(0.058)	(0.093)		(0.022	)†
Net realized and unrealized gain(loss)	1.837	(2.562)	(6.059)		(0.628)

Total From Operations	1.780	(2.620)	(6.152)		(0.650)

Less Distributions From:
Net investment income	—	—	—		—
Net realized gain	—	—	(1.778)		—

Total Distributions	—	—	(1.778)		—

Net Asset Value, End of Year	$13.74	$11.96	$14.58		$22.51

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$637	$537	$204		$39
Ratio of expenses to average net assets	1.80%	1.80%	1.80	%(a)	1.80	%(a)*
Ratio of net investment loss to average net assets	(0.46)%	(0.66)%	(0.88)%		(1.08	)%*

Total Return	14.88%	(17.97)%	(28.54)%		(2.81)	%**

Portfolio Turnover Rate	20%	29%	29%		80%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share	$(0.096)†	$(0.084)	$(0.118)		$(0.027	)†
Ratios:
Expenses to average net assets	2.11%	2.10%	2.04	%(a)	2.04	%(a)*
Net investment loss to average net assets	(0.77)%	(0.96)%	(1.12)%		(1.32	)%*

* Annualized.
** Not Annualized.
†	The per share amounts were computed using a monthly average number of shares outstanding during the year.
(a)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

See Notes to Financial Statements.

18 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Report of Independent Auditors

To the Trustees of Smith Barney Trust II and the Shareholders of
Smith Barney Diversified Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney Diversified Large Cap Growth Fund (the “Fund”), a series of Smith Barney Trust II, at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 19, 2003

19 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Tax Information (unaudited)

For Federal tax purposes the Fund hereby designates for the fiscal year ended October 31, 2003:

     * A corporate dividends received deduction of 100.00%.

20 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers The business and affairs of the Smith Barney Diversified Large Cap Growth Fund (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:

Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board Member,
c/o R. Jay Gerken			Officer, Landmark City (real		American Identity Corp.
Citigroup Asset Management			estate development) (since		(doing business as
399 Park Avenue			2002); Executive Vice President		Morpheus Technologies)
New York, NY 10022			and Chief Operations Officer,		(biometric information
Age 60			DigiGym Systems (on-line		management) (since
			personal training systems) (since		2001; consultant since
			2001); Chief Executive Officer,		1999); Director, Lapoint
			Rocket City Enterprises (internet		Industries (industrial
			service company) (from 2000		filter company) (since
			to 2001); President, Catalyst		2002); Director,
			(consulting) (since 1984).		Alzheimer’s Association
(New England Chapter)
(since 1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director, American
c/o R. Jay Gerken			(engineering) (since 1999);		Electric Power
Citigroup Asset Management			former Chief Executive Officer,		(electric utility) (since
399 Park Avenue			Radian International LLC		1999); Director,Valero
New York, NY 10022			(engineering) (from 1960 to		Energy (petroleum
Age 66			1998), Member of Management		refining) (since 1999);
			Committee, Signature Science		Director, National
			(research and development)		Instruments Corp.
			(since 2000)		(technology) (since
1994).

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	31	Former Director,
c/o R. Jay Gerken			Professor,Texas A&M		Randall’s Food Markets,
Citigroup Asset Management			University (since 2001);		Inc. (from 1990 to 1999);
399 Park Avenue			former Dean and Professor of		former Director, First
New York, NY 10022			Marketing, College and		American Bank and
Age 65			Graduate School of Business		First American Savings
			of Texas A & M University		Bank (from 1994 to
			(from 1987 to 2001).		1999).

21 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Mark T. Finn	Trustee	Since 2001	Adjunct Professor,William &	36	Former President and
c/o R. Jay Gerken			Mary College (since September		Director, Delta Financial,
Citigroup Asset Management			2002); Principal/member, Belvan		Inc. (investment advisory
399 Park Avenue			Partners/Balfour Vantage – Manager		firm) (from 1983 to
New York, NY 10022			and General Partner to the		1999).
Age 60			Vantage Hedge Fund, LP (since
March 2002); Chairman and
owner,Vantage Consulting Group,
Inc. (investment advisory and
consulting firm) (since 1988);
former Vice Chairman and Chief
Operating Officer, Lindner Asset
Management Company (mutual
fund company) (from March 1999
to 2001); former General Partner
and Shareholder, Greenwich
Ventures, LLC (investment
partnership) (from 1996 to 2001);
former President, Secretary, and
owner, Phoenix Trading Co.
(commodity trading advisory firm)
(from 1997 to 2000).

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director, United Telesis,
c/o R. Jay Gerken			Advisory Partners (consulting)		Inc. (telecommunications)
Citigroup Asset Management			(since January 2000); former		(since 1997); Director,
399 Park Avenue			Managing Director, Fountainhead		eBank.com, Inc. (since
New York, NY 10022			Ventures, LLC (consulting) (from		1997); Director,Andersen
Age 56			1998 to 2002); Secretary, Carint		Calhoun, Inc. (assisted
			N.A. (manufacturing) (since 1988);		living) (since 1987);
			former Treasurer, Hank Aaron		former Director, Charter
			Enterprises (fast food franchise)		Bank, Inc. (from 1987 to
			(from 1985 to 2001); Chairman,		1997); former Director,
			Gross, Collins & Cress, P.C.		Yu Save, Inc. (internet
			(accounting firm) (since 1980);		company) (from 1998 to
			Treasurer, Coventry Limited, Inc.		2000); former Director,
			(since 1985).		Hotpalm, Inc. (wireless
applications) (from 1998
to 2000); former
Director, Ikon Ventures,
Inc. (from 1997 to 1998).

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	Former Trustee,The
c/o R. Jay Gerken			(since 1993).		Highland Family of
Citigroup Asset Management					Funds (investment
399 Park Avenue					company) (from March
New York, NY 10022					1997 to March 1998).
Age 63

Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic Management	36	Director, Eclipse Funds
c/o R. Jay Gerken			Advisors, LLC/Global Research		(currently supervises 17
Citigroup Asset Management			Associates, Inc. (investment		investment companies
399 Park Avenue			consulting) (since 1990).		in fund complex) (since
New York, NY 10022					1990).
Age 52

22 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Director, Comshare,
c/o R. Jay Gerken			University (since 1996).		Inc. (information
Citigroup Asset Management					technology) (since 1985);
399 Park Avenue					former Director, Indus
New York, NY 10022					(information technology)
Age 62					(from 1995 to 1999);
Director, Digital Net
Holdings, Inc. (since
2003).

C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	36	Former Director,
c/o R. Jay Gerken			Capital Management		Indonesia Fund (closed-
Citigroup Asset Management			(since 1993).		end fund) (from 1990 to
399 Park Avenue					1999);Trustee, Morgan
New York, NY 10022					Stanley Institutional Fund
Age 68					Fund (currently super-
vises 75 investment
companies) (since 1993).

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance, University	31	None
c/o R. Jay Gerken			of Houston (from 1977 to 2002);
Citigroup Asset Management			independent consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark Consulting	36	Director, John Boyle &
c/o R. Jay Gerken			Group, Inc. (service company)		Co., Inc. (textiles) (since
Citigroup Asset Management			(since 1991); Sole Proprietor, Robb		1999); Director, Harbor
399 Park Avenue			Associates (financial consulting)		Sweets, Inc. (candy)
New York, NY 10022			(since 1978); Co-owner, Kedron		(since 1990); Director,
Age 77			Design (gifts) (since 1978);
			former President and Treasurer,		W.A.Wilde Co. (direct
			Benchmark Advisors, Inc.		media marketing) (since
			(financial consulting) (from		1982); Director, Alpha
			1989 to 2000).		Grainger Manufacturing,
Inc. (electronics) (since
1983); former Trustee,
MFS Family of Funds
(investment company)
(from 1985 to 2001);
Harvard Club of Boston
(Audit Committee)
(since 2001).

23 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

INTERESTED
TRUSTEE:

R.Jay Gerken*	Chairman,	Since 2002	Managing Director of CGM (since	Chairman	N/A
Citigroup Asset Management	President,		1996); Chairman, President, and	of the Board,
399 Park Avenue	and Chief		Chief Executive Officer of	Trustee or
New York, NY 10022	Executive		Smith Barney Fund Management	Director
Age 52	Officer		LLC (“SBFM”),Travelers	of 220
Investment Advisers, Inc. (“TIA”)
and Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup formerly, Portfolio
Manager of Smith Barney
Allocation Series Inc. (from 1996
to 2001) and Smith Barney
Growth and Income fund
(from 1996 to 2000).

OFFICERS:

Andrew B. Shoup**	Senior	Since 2003	Director of Citigroup Asset	N/A	N/A
125 Broad Street	Vice President		Management (“CAM”); Chief
New York, NY 10004	and Chief		Administrative Officer of
Age 47	Administrative		mutual funds associated with
	Officer		Citigroup Inc.; Head of
International Funds
Administration of CAM
(from 2001 to 2003); Director
of Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM (from
1998 to 2000).

Frances M. Guggino	Controller	Since 2002	Vice President, of CGM,	N/A	N/A
125 Broad Street			Controller of certain mutual funds
New York, NY 10004			associated with Citigroup Inc.
Age 46			(since 1991).

Robert I. Frenkel	Secretary	Since 2000	Managing Director and General	N/A	N/A
CAM	Chief Legal	Since 2003	Counsel, Global Mutual Funds
300 First Stamford Place	Officer		for CAM, Secretary of certain
Stamford, CT 06902			mutual funds associated with
Age 49			Citigroup Inc., Chief Legal Officer
of mutual funds associated with
Citigroup Inc. (since 1994)

* Mr. Gerken is an “interested person” of the fund as defined in the 1940 Act because he is an officer of certain affiliates of the Manager.
** As of November 25, 2003.

24 Smith Barney Diversified Large Cap Growth Fund | 2003 Annual Report

SMITH BARNEY
DIVERSIFIED LARGE CAP GROWTH FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn	DISTRIBUTOR
R. Jay Gerken, CFA, Chairman*	Citigroup Global Markets Inc.
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley	CUSTODIAN
Alan G. Merten	State Street Bank
C. Oscar Morong, Jr.	& Trust Company
R. Richardson Pettit
Walter E. Robb, III
TRANSFER AGENT
Citicorp Trust Bank, fsb.
OFFICERS	125 Broad Street, 11th Floor
R. Jay Gerken, CFA*	New York, NY 10004
President and
Chief Executive Officer
SUB-TRANSFER AGENT
PFPC Global Fund Services
Andrew B. Shoup*†	P.O. Box 9699
Senior Vice President and	Providence, RI 02940-9699
Chief Administrative Officer

INDEPENDENT
Frances M. Guggino*	AUDITORS
Controller	PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036
Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of
Investment Manager
† As of November 25, 2003

Smith Barney Diversified Large Cap Growth Fund

This report is submitted for general information of the shareholders of Smith Barney Diversified Large Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02662 12/03	03-5766

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen
         Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
         Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr.
         Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the
              Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
              procedures required by Rule 30a-3(b) under the 1940 Act and
              15d-15(b) under the Securities Exchange Act of 1934

         (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year
              (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Code of Ethics attached hereto.

         (a)(2) Attached hereto.

                  Exhibit 99.CERT         Certifications pursuant to section 302
                                          of the Sarbanes-Oxley Act of 2002

         (b)      Furnished.

                  Exhibit 99.906CERT      Certifications pursuant to Section 906
                                          of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Diversified Large Cap Growth Fund

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Diversified Large Cap Growth Fund

Date:    December 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Diversified Large Cap Growth Fund

Date:    December 22, 2003

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
         Smith Barney Diversified Large Cap Growth Fund

Date:    December 22, 2003